Particulars of the subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Particulars of the subsidiaries
Schedule of list of the principal subsidiaries

The following is a list of the principal subsidiaries at 31 December 2019 and 2020:

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2019	2020
Directly hold:
Dragon Jade Holdings Limited	British Virgin Islands (The “BVI”)	Registered capital of 1 share without par value	Investment holding and provision of management services	100%	100%
(龍翠控股有限公司)
Stargaze Wealth Limited	BVI	Registered capital of 50,000 shares without par value	Investment holding and provision of management services	100%	100%
(遙望星空有限公司)
Indirectly hold:
Peng Oi Investment (Hong Kong) Holdings Limited	Hong Kong	10,000 ordinary shares	Investment holding and provision of management services	100%	100%
(鵬愛投資(香港)集團有限公司)
Peng Yida Business Consulting (Shenzhen) Co.,Ltd	The PRC	Registered capital of Hong Kong dollar 98,000,000	Investment holding and provision of management services	100%	100%
(鵬意達商務諮詢(深圳)有限公司)
Shenzhen Pengai Hospital Investment Management Co., Ltd.	The PRC	Registered capital of RMB10,000,000	Investment holding and provision of management services	100%	100%
(深圳鵬愛醫院投資管理有限公司)
China Aesthetic Healthcare Holdings (Singapore) Pte. Ltd.	Singapore	Singapore dollars 10	Investment holding and provision of management services	100%	100%
(中國醫美控股(新加坡)有限公司)
Shenzhen Pengcheng General Hospital Co., Ltd.	The PRC	Registered capital of RMB36,000,000	Provision of aesthetic medical services and general healthcare services	100%	100%
(深圳鵬程醫院有限公司)
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB30,000,000	Provision of aesthetic medical services	100%	100%
(深圳鵬愛醫療美容醫院有限公司)
Shenzhen Pengai Beauty Promise Cosmetic Co., Ltd.	The PRC	Registered capital of RMB100,000	Sales of cosmetic products	100%	100%
(深圳市鵬愛美麗約定美容有限公司)
Nanchang Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB5,000,000	Provision of aesthetic medical services	51%	51%
(南昌鵬愛醫療美容門診部有限公司)
Haikou Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	87%	87%
(海口鵬愛醫療美容門診部有限公司)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB6,000,000	Provision of aesthetic medical services	65.5%	65.5%
(惠州鵬愛醫療美容醫院有限公司)
Jinan Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB5,210,000	Provision of aesthetic medical services	95%	95%
(濟南鵬愛美容整形醫院有限公司)
Shanghai Nishizhen Medical Technology Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of medical aesthetic technical consulting and management services	100%	100%
(上海逆時針醫療科技有限公司)

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2019	2020
Shenzhen Pengai Culture Broadcast Co., Ltd.	The PRC	Registered capital of RMB1,000,000	Provision of cultural, artistic activities, corporate image, exhibition planning and advertising service	100%	100%
(深圳市鵬愛文化傳播有限公司)
Changsha Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of aesthetic medical services	89%	89%
(長沙鵬愛醫療美容有限公司)
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB2,500,000	Provision of aesthetic medical services	80%	85%
(上海鵬愛醫療美容門診部有限公司)
Newa Medical Aesthetics Limited	Hong Kong	1,000,000 ordinary shares	Provision of aesthetic medical services	100%	100%
Chongqing Pengai Aesthetic Medical Clinic Co., Ltd.	The PRC	Registered capital of RMB2,500,000	Provision of aesthetic medical services	100%	100%
(重慶鵬愛醫療美容門醫院有限公司)
Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd.	The PRC	Registered capital of RMB9,660,000	Provision of aesthetic medical services	85%	76%
(廣州鵬愛醫療美容門診部有限公司)
Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd.	The PRC	Registered capital of RMB12,000,000	Provision of aesthetic medical services	89%	89%
(深圳鵬愛秀琪醫療美容醫院有限公司)
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. (“Baotou Yueji”)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	51%	—
(包頭鵬愛悅己醫療美容門診有限公司)
Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	51%	—
(銀川市鵬愛悅己醫療美容門診部有限公司)
Chengdu Pengai Yueji Medical Aesthetic Clinic Co., Ltd. (成都鵬愛悅己醫療美容門診部有限公司)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	70%	70%

Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (杭州鹏爱医疗美容门诊部有限公司)	The PRC	Registered capital of RMB2,500,000	Provision of aesthetic medical services	80%	100%

Xi’an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd. (西安新鹏爱悦己医疗美容门诊部有限公司)	The PRC	Registered capital of RMB2,800,000	Provision of aesthetic medical services	—	70%

Shanghai Jiahong (formerly known as Shanghai Mingyue Yueji) Aesthetic Medical Clinic Co., Ltd. (上海嘉泓医疗美容门诊部有限公司)	The PRC	Registered capital of RMB5,000,000	Provision of aesthetic medical services	—	68%

Jiangsu Liangyan Hospital Management Co., Ltd. (江苏靓颜医院管理有限公司)	The PRC	Registered capital of RMB10,000,000	Investment holding and provision of management services	—	80%

Yunnam Liangyan Aesthetic Medical Clinic Co., Ltd. (云南靓颜医疗美容有限责任公司)	The PRC	Registered capital of RMB10,000,000	Investment holding and provision of management services	—	41.6%

Kunming Liangyan Aesthetic Medical Clinic Co., Ltd. (昆明靓颜医疗美容门诊部有限责任公司)	The PRC	Registered capital of RMB8,000,000	Provision of aesthetic medical services	—	39.5%

Kunming Liangyan Hospital Management Co., Ltd. (昆明靓颜医院管理有限公司)	The PRC	Registered capital of RMB750,000	Provision of aesthetic medical services	—	80%